CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (13,018)	$ (3,890)	$ (23,542)	$ (16,082)
Other comprehensive income (loss), net of tax:
Unrealized (loss) gain on derivative instruments	(2,802)	2,372	(10,087)	5,882
Foreign currency translation adjustment	1	67	(8)	2
Total other comprehensive (loss) income	(2,801)	2,439	(10,095)	5,884
Comprehensive loss	(15,819)	(1,451)	(33,637)	(10,198)
Comprehensive (loss) income attributable to non-controlling interests	(22)	97	43	433
Comprehensive loss attributable to shareholders	(15,797)	(1,548)	(33,680)	(10,631)
Loss on extinguishment of Redeemable Common Equivalent Preferred Units, net	(2,870)		(2,870)
Common equivalent preferred dividends	(4,380)		(4,380)
Accumulating preferred dividends		(6,109)	(13,882)	(17,957)
Comprehensive loss attributable to common shareholders	$ (23,047)	$ (7,657)	$ (54,812)	$ (28,588)